Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.2%
Aerospace & Defense – 1.0%
Airbus SE*	71,834	$8,681,629
Air Freight & Logistics – 1.4%
United Parcel Service Inc	54,236	11,631,453
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	52,677	4,589,220
Auto Components – 0.8%
Aptiv PLC*	53,298	6,380,304
Banks – 4.8%
BNP Paribas SA	117,091	6,665,917
Citigroup Inc	120,858	6,453,817
HDFC Bank Ltd	128,258	2,475,668
JPMorgan Chase & Co	126,419	17,233,438
Toronto-Dominion Bank/The	91,528	7,262,930
		40,091,770
Beverages – 3.7%
Constellation Brands Inc	75,101	17,297,262
Pernod Ricard SA	62,122	13,622,841
		30,920,103
Biotechnology – 2.5%
AbbVie Inc	70,524	11,432,646
Ascendis Pharma A/S (ADR)*	16,620	1,950,523
Sarepta Therapeutics Inc*	26,561	2,074,945
Vertex Pharmaceuticals Inc*	22,527	5,878,871
		21,336,985
Building Products – 1.7%
Assa Abloy AB	266,961	7,201,654
Daikin Industries Ltd	37,000	6,737,878
		13,939,532
Capital Markets – 4.2%
Blackstone Group Inc	59,322	7,530,335
Charles Schwab Corp	89,037	7,506,709
London Stock Exchange Group PLC	26,922	2,812,170
LPL Financial Holdings Inc	22,171	4,050,198
Morgan Stanley	94,110	8,225,214
State Street Corp	55,025	4,793,778
		34,918,404
Chemicals – 0.9%
Sherwin-Williams Co	29,907	7,465,385
Consumer Finance – 1.3%
Capital One Financial Corp	36,844	4,837,249
Nexi SpA (144A)*	229,690	2,652,799
OneMain Holdings Inc	79,065	3,748,472
		11,238,520
Diversified Financial Services – 0.7%
Apollo Global Management Inc	95,384	5,912,854
Electric Utilities – 0.2%
NextEra Energy Inc	24,325	2,060,571
Electronic Equipment, Instruments & Components – 1.3%
Hexagon AB - Class B	774,286	10,868,193
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	178,241	12,448,351
Nintendo Co Ltd	7,400	3,734,378
Sea Ltd (ADR)*	33,326	3,992,122
		20,174,851
Equity Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	19,604	4,924,917
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	27,405	3,243,656
Boston Scientific Corp*	170,821	7,565,662
Danaher Corp	8,698	2,551,384
Dentsply Sirona Inc	55,060	2,710,053
DexCom Inc*	5,987	3,062,949
Edwards Lifesciences Corp*	39,293	4,625,572
Stryker Corp	12,651	3,382,245
		27,141,521
Health Care Providers & Services – 1.6%
Centene Corp*	60,349	5,080,782
Humana Inc	13,593	5,915,266

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
UnitedHealth Group Inc	5,506	$2,807,895
		13,803,943
Hotels, Restaurants & Leisure – 2.6%
Entain PLC*	417,037	8,943,152
McDonald's Corp	34,644	8,566,768
Sands China Ltd*	1,774,400	4,258,847
		21,768,767
Independent Power and Renewable Electricity Producers – 1.3%
NRG Energy Inc	157,487	6,041,201
Vistra Energy Corp	225,693	5,247,362
		11,288,563
Information Technology Services – 4.5%
Fidelity National Information Services Inc	55,377	5,560,958
Global Payments Inc	38,246	5,233,583
Mastercard Inc	39,528	14,126,517
Visa Inc	59,666	13,232,129
		38,153,187
Insurance – 2.2%
AIA Group Ltd	450,200	4,713,519
Aon PLC - Class A	12,173	3,963,894
Beazley PLC	264,396	1,452,127
Progressive Corp/The	50,706	5,779,977
Prudential PLC	188,099	2,778,037
		18,687,554
Interactive Media & Services – 6.0%
Alphabet Inc - Class C*	11,148	31,136,253
Facebook Inc*	54,070	12,023,005
Match Group Inc*	35,959	3,910,182
Tencent Holdings Ltd	63,700	3,005,187
		50,074,627
Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc*	8,739	28,488,703
Booking Holdings Inc*	3,495	8,207,833
JD.Com Inc - Class A*	3,409	99,846
MercadoLibre Inc*	5,801	6,900,173
		43,696,555
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	12,591	7,436,874
Machinery – 4.0%
Alstom SA	345,635	8,055,995
Atlas Copco AB	112,422	5,837,327
Deere & Co	22,091	9,177,927
Parker-Hannifin Corp	26,527	7,527,302
Sany Heavy Industry Co Ltd	1,050,448	2,879,118
		33,477,669
Metals & Mining – 2.8%
Freeport-McMoRan Inc	126,931	6,313,548
Rio Tinto PLC	77,525	6,148,596
Teck Resources Ltd	274,627	11,090,537
		23,552,681
Multi-Utilities – 0.2%
RWE AG	46,924	2,046,463
Oil, Gas & Consumable Fuels – 5.3%
Canadian Natural Resources Ltd	176,908	10,955,559
Cheniere Energy Inc	20,477	2,839,136
ConocoPhillips	85,851	8,585,100
EOG Resources Inc	48,970	5,838,693
Marathon Petroleum Corp	97,623	8,346,767
Suncor Energy Inc	210,097	6,840,758
Total SE	24,346	1,235,114
		44,641,127
Personal Products – 1.2%
Unilever PLC	213,531	9,664,019
Pharmaceuticals – 5.3%
AstraZeneca PLC	92,800	12,304,021
Catalent Inc*	48,894	5,422,345
Eli Lilly & Co	10,141	2,904,078
Horizon Therapeutics PLC*	38,519	4,052,584
Novartis AG	83,779	7,348,734
Roche Holding AG	19,983	7,904,066
Sanofi	42,052	4,288,049
		44,223,877

Shares or Principal Amounts		Value
Common Stocks– (continued)
Road & Rail – 1.0%
Full Truck Alliance Co (ADR)*,#	295,341	$1,969,924
Uber Technologies Inc*	169,212	6,037,484
		8,007,408
Semiconductor & Semiconductor Equipment – 7.8%
Advanced Micro Devices Inc*	58,401	6,385,565
ASML Holding NV	31,862	21,248,996
Lam Research Corp	7,092	3,812,730
Marvell Technology Inc	84,334	6,047,591
NVIDIA Corp	62,793	17,133,698
Taiwan Semiconductor Manufacturing Co Ltd	429,000	8,871,345
Texas Instruments Inc	12,042	2,209,466
		65,709,391
Software – 7.6%
Adobe Inc*	3,090	1,407,866
Atlassian Corp PLC - Class A*	7,277	2,138,201
Autodesk Inc*	11,828	2,535,332
Microsoft Corp	136,344	42,036,219
ServiceNow Inc*	4,151	2,311,650
Synopsys Inc*	18,104	6,033,520
Workday Inc - Class A*	31,102	7,447,685
		63,910,473
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	193,142	33,724,525
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	22,954	5,359,392
Moncler SpA	30,831	1,716,733
NIKE Inc - Class B	56,919	7,659,021
		14,735,146
Trading Companies & Distributors – 1.9%
Ferguson PLC	116,718	15,840,341
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc*	47,739	6,127,301
Total Common Stocks (cost $558,134,447)		832,846,703
Preferred Stocks– 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd PP*,¢,§((cost $2,347,416)	3,231,470	2,287,522
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $3,864,433)	3,864,046	3,864,433
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	301,940	301,940
Time Deposits – 0%
Royal Bank of Canada, 0.2900%, 4/1/22	$75,485	75,485
Total Investments Purchased with Cash Collateral from Securities Lending (cost $377,425)		377,425
Total Investments (total cost $564,723,721) – 100.0%		839,376,083
Cash, Receivables and Other Assets, net of Liabilities – 0%		280,666
Net Assets – 100%		$839,656,749

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$583,786,804	69.6%
France	42,549,545	5.1
Canada	36,149,784	4.3
United Kingdom	34,438,103	4.1
Netherlands	30,913,015	3.7
Sweden	23,907,174	2.9
Switzerland	15,252,800	1.8
Taiwan	12,863,467	1.5
Japan	10,472,256	1.2
Hong Kong	8,972,366	1.1
China	7,954,075	0.9
Germany	7,405,855	0.9
Argentina	6,900,173	0.8
India	4,763,190	0.6
Ireland	4,589,220	0.5
Italy	4,369,532	0.5
Australia	2,138,201	0.3
Denmark	1,950,523	0.2

Total	$839,376,083	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$1,099	$-	$-	$3,864,433
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	316∆	-	-	301,940
Total Affiliated Investments - 0.5%	$1,415	$-	$-	$4,166,373

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	963,925	22,287,547	(19,387,039)	3,864,433
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	14,127,259	(13,825,319)	301,940

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $2,652,799, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $2,287,522, which represents 0.3% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$2,347,416	$2,287,522	0.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$8,681,629	$-
Banks	30,950,185	9,141,585	-
Beverages	17,297,262	13,622,841	-
Building Products	-	13,939,532	-
Capital Markets	32,106,234	2,812,170	-
Consumer Finance	8,585,721	2,652,799	-
Electronic Equipment, Instruments & Components	-	10,868,193	-
Entertainment	16,440,473	3,734,378	-
Hotels, Restaurants & Leisure	8,566,768	13,201,999	-
Insurance	9,743,871	8,943,683	-
Interactive Media & Services	47,069,440	3,005,187	-
Internet & Direct Marketing Retail	43,596,709	99,846	-
Machinery	16,705,229	16,772,440	-
Metals & Mining	17,404,085	6,148,596	-
Multi-Utilities	-	2,046,463	-
Oil, Gas & Consumable Fuels	43,406,013	1,235,114	-
Personal Products	-	9,664,019	-
Pharmaceuticals	12,379,007	31,844,870	-
Semiconductor & Semiconductor Equipment	35,589,050	30,120,341	-
Textiles, Apparel & Luxury Goods	7,659,021	7,076,125	-
Trading Companies & Distributors	-	15,840,341	-
All Other	273,895,484	-	-
Preferred Stocks	-	-	2,287,522
Investment Companies	-	3,864,433	-
Investments Purchased with Cash Collateral from Securities Lending	-	377,425	-
Total Assets	$621,394,552	$215,694,009	$2,287,522

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2022.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70308 05-22